CONVERTIBLE NOTES - Summary of Changes In Convertible Notes, Net of Unamortized Discount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
CONVERTIBLE NOTES
Balance at January 1,	¥ 66,679
Reverse of Debt discount from extension fee	2,203
Deferred financing fees	(841,826)	¥ 0
Repayment of convertible debt	(34,390)
Conversion of convertible debt into ordinary shares	(19,429)
Amortization of debt discount	28,752
Exchange rate change on convertible notes face value	(754)
Convertible debt-current	43,061	49,933	$ 5,899
Convertible notes, net at December 31	¥ 43,061	¥ 66,679